Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2023
Short-term deposits
Schedule of Deposit Assets

	December 31, 2022		December 31, 2023
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,983,877	1,983,877	1,596,592	1,596,592
RMB	2,623,347	376,668	2,647,185	373,754
Total		2,360,545		1,970,346